Deferred Revenue - Schedule of deferred revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accruals And Deferred Income Abstract
Deferred revenue, beginning of year	$ 426,157	$ 823,904
Additions to deferred revenue during the year	187,535	252,443
Deposits returned	0	(335,000)
Revenue recognized from deferred revenue during the year	(488,687)	(303,353)
Foreign exchange changes	0	(11,837)
Deferred revenue, end of year	$ 125,005	$ 426,157